Fair Value Measurements (Details) - Schedule of changes in fair value of the Company’s derivative liability - SoundHound, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning	$ 2,380
Initial fair value of derivative liability		6,481
Extinguishment of derivative liability		(5,360)
Change in fair value	1,108	1,259
Balance ending	3,488	2,380
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning	2,004	3,348
Extinguishment of derivative liability
Exercise of warrants	(5,816)	(1,931)
Change in fair value	$ 3,812	587
Balance ending		$ 2,004